Preferred Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Preferred Stock

Note 16. Preferred Stock

Under the terms of the Certificate of Incorporation, our Board is expressly granted authority to authorize the issuance from time to time of shares of preferred stock in one or more series, for such consideration and for such corporate purposes as our Board may from time to time determines, and by filing a certificate pursuant to applicable law of the State of Delaware to establish from time to time for each such series the number of shares to be included in each such series and to fix the designations, powers, rights and preferences of the shares of each such series, and the qualifications, limitations and restrictions thereof to the fullest extent permitted by the Certificate of Incorporation and the laws of the State of Delaware, including, without limitation, voting rights (if any), dividend rights, dissolution rights, conversion rights, exchange rights and redemption rights thereof.

Series A Preferred Stock

Holders of our Series A Preferred Stock are entitled to the number of votes per share equal to 2,000 shares of Common Stock. Holders of our Series A Preferred Stock are entitled to receive a cumulative dividend on each share of Series A Preferred Stock issued and outstanding at the rate of twelve percent (12%) per annum on the Aggregate Stated Value (as defined in the Certificate of Designation and Restatement of Rights, Preferences and restrictions of Series A Preferred Stock, the “Series A Certificate of Designation”) then in effect, payable quarterly on January 1, April 1, July 1 and October 1. Such dividend is payable in cash but may be paid in shares of Common Stock in our sole discretion if the shares of Common Stock are listed on a national securities exchange. In the event of any liquidation, dissolution or winding up of our company, whether voluntary or involuntary, holders of our Series A Preferred Stock are entitled to receive, prior and in preference to any distribution of any of our assets to the holders of Common Stock by reason of their ownership thereof, for each share held, an amount equal to the Stated Value (as defined in the Series A Certificate of Designation), plus unpaid dividends, if any. The Series A Preferred Stock is convertible, at the option of the holder thereof, into such number of fully paid and nonassessable shares of Common Stock as is determined by dividing the Aggregate Stated Value (initially $10.00 per share, subject to adjustment as set forth in the currently effective Series A Certificate of Designation) by the Conversion Price (as defined in the Series A Certificate of Designation), in effect on the date the certificate is surrendered for conversion, initially set at $0.25. Each share of Series A Preferred Stock is redeemable at the option of the holder for the payment of cash by us to the holder equal to the Aggregate Stated Value of the shares that the holder elects to redeem. The Series A Preferred Stock is entitled to certain protective provisions and we may not take certain actions without the written consent of at least a majority of the Series A Preferred Stock, including, without limitation, amend, alter or repeal any provision of the Series A Certificate of Designation to change the rights of the Series A Preferred Stock, create or authorize additional class or series of stock senior to the Series A Preferred Stock or create, authorize the creation of, issue or authorize the issuance of, any debt security which is convertible into or exchangeable for any equity security, if such equity security ranks senior to the Series A Preferred Stock as to dividends or liquidation rights.

On January 1, 2022, the Company granted an officer 7,722 shares Series A preferred stock for settlement of $77,216 in compensation under his employment agreement for services provided through March 31, 2022.

On March 31, 2022, we issued 3,409 shares of our Series A preferred stock to Scott D. Kaufman, our Chief Executive Officer, for settlement of $34,090 of compensation payable to Mr. Kaufman under his employment agreement from January 1, 2022 through March 31, 2022. In addition, on March 31, 2022 we issued 4,941 shares of our Series A preferred stock to Paul L. Kessler, our Executive Chairman, for settlement of $49,410 of compensation payable to Mr. Kessler under his employment agreement from January 1, 2022 through March 31, 2022.

On June 30, 2022, we issued 5,361 shares of our Series A preferred stock to Scott D. Kaufman, our former co-Chief Executive Officer, for settlement of $53,610 of compensation payable to Mr. Kaufman under his employment agreement from April 1, 2022 through June 30, 2022. In addition, on June 30, 2022 we issued 4,941 shares of our Series A preferred stock to Paul L. Kessler, our Executive Chairman, for settlement of $49,410 of compensation payable to Mr. Kessler under his employment agreement from April 1, 2022 through June 30, 2022.

On September 30, 2022, we issued: 902 shares of our Series A preferred stock to Scott D. Kaufman, our former co-Chief Executive Officer, for settlement of $9,020 of compensation payable to Mr. Kaufman under his employment agreement from July 1, 2022 through July 8, 2022; 2,958 shares of our Series A preferred stock to Paul L. Kessler, our Executive Chairman, for settlement of $29,580 of compensation payable to Mr. Kessler under his employment agreement from July 1, 2022 through September 30, 2022; 8,333 shares of our Series A preferred stock to John D. Maatta, our Chief Executive Officer, for settlement of $83,333 of compensation payable to Mr. Maatta under his employment agreement from May 1, 2022 through September 30, 2022; and 3,426 shares of our Series A preferred stock to Scott Sheikh, our Chief Operating Officer and General Counsel, for settlement of $34,260 of compensation payable to Mr. Sheikh under his employment agreement from July 16, 2022 through September 30, 2022.

On December 31, 2022, we issued: 3,792 shares of our Series A preferred stock to Paul L. Kessler, our Executive Chairman, for settlement of $37,920 of compensation payable to Mr. Kessler under his employment agreement from October 1, 2022 through December 31, 2022; 5,000 shares of our Series A preferred stock to John D. Maatta, our Chief Executive Officer, for settlement of $50,000 of compensation payable to Mr. Maatta under his employment agreement from October 1, 2022 through December 31, 2022; 4,110 shares of our Series A preferred stock to Scott Sheikh, our Chief Operating Officer and General Counsel, for settlement of $41,100 of compensation payable to Mr. Sheikh under his employment agreement from October 1, 2022 through December 31, 2022, and 685 shares of our Series A preferred stock to Alan Urban, our former Chief Financial Officer, for settlement of $6,850 of compensation payable to Mr. Urban under his employment agreement from October 1, 2022 through December 31, 2022.

On March 31, 2023, we issued: 3,792 shares of our Series A preferred stock to Paul L. Kessler, our Executive Chairman, for settlement of $37,920 of compensation payable to Mr. Kessler under his employment agreement from January 1, 2023 through March 31, 2023; 5,000 shares of our Series A preferred stock to John D. Maatta, our Chief Executive Officer, for settlement of $50,000 of compensation payable to Mr. Maatta under his employment agreement from January 1, 2023 through March 31, 2023; 4,110 shares of our Series A preferred stock to Scott Sheikh, our Chief Operating Officer and General Counsel, for settlement of $41,100 of compensation payable to Mr. Sheikh under his employment agreement from January 1, 2023 through March 31, 2023, and 4,110 shares of our Series A preferred stock to Alan Urban, our former Chief Financial Officer, for settlement of $41,100 of compensation payable to Mr. Urban under his employment agreement from January 1, 2023 through March 31, 2023.

During the three months ended March 31, 2023, no shares Series A preferred stock were converted into common stock.

As of March 31, 2023, there were 273,129 shares of Series A preferred stock outstanding resulting in Series A preferred stock with a stated value of $2,731,290 and convertible into 15,607,371 shares of common stock, using a conversion price of $0.175.

Series B Preferred Stock

Holders of our Series B Preferred Stock have no voting rights. Holders of our Series B Preferred Stock are entitled to receive a cumulative dividend on each share of Series B Preferred Stock issued and outstanding at the rate of five percent (5%) per annum, in cash or at the holder’s option, in fully paid and non-assessable shares of Series B Preferred Stock, at the Dividend Conversion Rate (as defined in the Series B Certificate of Designation). Such dividends are payable quarterly on January 1, April 1, July 1 and October 1. In the event of any liquidation, dissolution or winding up of our company, whether voluntary or involuntary, holders of our Series B Preferred Stock are entitled to receive, prior and in preference to any distribution of any of our assets to the holders of Common Stock and Common Stock Equivalents (as defined in the Series B Certificate of Designation, and which includes the Series A Preferred Stock and the Series C Preferred Stock) by reason of their ownership thereof, for each share held an amount equal to the Stated Value (as defined in the Series B Certificate of Designation), plus unpaid dividends or liquidated damages, if any. The Series B Preferred Stock is convertible, at the option of the holder thereof, into such number of fully paid and nonassessable shares of Common Stock as is determined by dividing the Stated Value, currently $1,080 as amended, by the Series B Conversion Price, subject to a minimum of $1.00, but not to exceed $1.50, subject to further adjustment in the event that the Company, subject to certain exemptions, disposes of or issues any Common Stock or securities convertible into, exercisable, or exchangeable for Common Stock for no consideration or for consideration less than the applicable Series B Conversion Price in effect immediately prior to such issuance. We are entitled to redeem some or all of the outstanding shares of Series B Preferred Stock for cash in an amount equal to the Optional Redemption Amount (as defined in the Series B Certificate of Designation). The Series B Preferred Stock is entitled to certain protective provisions and we may not take certain actions without the written consent of at least fifty one percent (51%) in Stated Value of the outstanding shares of the Series B Preferred Stock, including, without limitation, amend, alter or repeal any provision of the Series B Certificate of Incorporation or the Bylaws that materially and adversely affects the rights of the Series B Preferred Stock, pay cash dividends or distributions on Junior Securities (as defined in the Series B Certificate of Designation), or repay, repurchase or offer to repay, or otherwise acquire more than a de minimis number of shares of Common Stock, Common Stock Equivalents (as defined in the Series B Certificate of Designation) or Junior Securities. Shares of common stock issuable upon the conversion of Series B Preferred Stock are subject to a 9.99% beneficial ownership limitation.

From March 2021 through December 2021, we consummated the transactions contemplated by the securities purchase agreement with Leviston Resources LLC, pursuant to which, we generated net cash proceeds of $4,378,995, and issued in a private placement: (i) 5,000 shares of Series B preferred stock, convertible by dividing the stated value, currently $1,080, as amended, by the Series B conversion price; and (ii) a warrant to acquire 5,000 shares of the Series B preferred stock at an exercise price of $1,000 per share of Series B preferred stock, which became exercisable immediately upon issuance and which expires on March 26, 2023; and (iii) a warrant to acquire 5,000 shares of the Series B preferred stock at an exercise price of $1,000 per share of Series B preferred stock, which became exercisable immediately upon issuance and which expires on March 26, 2024. The Series B preferred stock issuable upon exercise of the Series B preferred stock warrants are automatically convertible into shares of common stock at the Series B conversion price.

In late-August and early-September 2022, the Company and holders of Series B and Series C preferred stock entered into Support Agreements. Pursuant to the Support Agreements, the holders of Series B and Series C preferred stock agreed to use their reasonable best efforts to cooperate with the Company in connection with the Merger. The Support Agreements amend the conversion price of the Series B and Series C preferred stock to $0.50, amends the exercise price of all outstanding warrants held by Series B and Series C Preferred Stockholders to $0.50 per common share, and provides for the conversion of the Series B and Series C preferred stock into shares of the Company’s common stock immediately prior to the closing of the Merger.

During the three months ended March 31, 2023, no shares of Series B preferred stock were converted into common stock.

As of March 31, 2023, there were 1,458 shares of Series B preferred stock outstanding resulting in Series B preferred stock with a stated value of $1,574,640, and convertible into 3,149,280 shares of common stock, using a conversion price of $0.50.

Series C Preferred Stock

Holders of our Series C Preferred Stock have no voting rights. Holders of our Series C Preferred Stock are entitled to receive dividends on Series C Preferred Stock equal (on an as-if-converted-to-Common-Stock basis) to any dividends paid on Common Stock. In the event of any liquidation, dissolution or winding up of our company, whether voluntary or involuntary, holders of our Series C Preferred Stock are entitled to receive, prior and in preference to any distribution of any of our assets to the holders of Common Stock and Common Stock Equivalents (as defined in the Certificate of Designation) by reason of their ownership thereof, for each share held an amount equal to the Stated Value (as defined in the Certificate of Designation), plus fees, if any. The Series C Preferred Stock ranks junior to the Series B Preferred Stock as to rights upon a liquidation, dissolution or winding up of the Company. The Series C Preferred Stock is convertible, at the option of the holder thereof, into such number of fully paid and nonassessable shares of Common Stock as is determined by dividing the Stated Value, currently $1,111, by the Series C Conversion Price, subject to further adjustment in the event that the Company, subject to certain exemptions, disposes of or issues any Common Stock or securities convertible into, exercisable, or exchangeable for Common Stock for no consideration or for consideration less than the applicable Series C Conversion Price in effect immediately prior to such issuance. We are entitled to redeem some or all of the outstanding shares of Series C Preferred Stock for cash in an amount equal to the Optional Redemption Amount (as defined in the Certificate of Designation). The Series C Preferred Stock is entitled to certain protective provisions and, without the written consent of at least 50.1% in Stated Value of the outstanding shares of the Series C Preferred Stock, we may not (or permit any of our subsidiaries to) enter into, create, incur, assume, guarantee or suffer to exist any indebtedness, other than Permitted Indebtedness (as defined in the Certificate of Designation). Shares of common stock issuable upon the conversion of Series C Preferred Stock are subject to a 4.99% beneficial ownership limitation, which may increase to 9.99% upon notice to the Company.

On March 29, 2022, the Company offered 16 warrant holders replacement warrants with an exercise price of $1.50 per common share, in exchange for any warrants exercised at this time at the exercise price of $1.50 per common share. The issuance of replacement warrants has the effect of resetting the conversion price of all outstanding shares of Series C preferred stock to $1.50 per common share and resetting the exercise price of all outstanding warrants to $1.50 per common share in instances where those conversion and exercise prices are above $1.50.

On July 7, 2022, 250 shares of Series C preferred stock were converted into 185,167 shares of common stock.

In late-August and early-September 2022, the Company and holders of Series B and Series C preferred stock entered into Support Agreements. Pursuant to the Support Agreements, the holders of Series B and Series C preferred stock agreed to use its reasonable best efforts to cooperate with the Company in connection with the Merger. The Support Agreements amend the conversion price of the Series B and Series C preferred stock to $0.50, amends the exercise price of all outstanding warrants held by Series B and Series C Preferred Stockholders to $0.50 per common share, and provides for the conversion of the Series B and Series C preferred stock into shares of the Company’s common stock immediately prior to the closing of the Merger.

As of March 31, 2023, there were 7,630 shares of Series C preferred stock outstanding resulting in Series C preferred stock with a stated value of $8,476,930, and convertible into 16,953,860 shares of common stock, using a conversion price of $0.50.

Note 18. Preferred Stock

Under the terms of the Certificate of Incorporation, our Board is expressly granted authority to authorize the issuance from time to time of shares of preferred stock in one or more series, for such consideration and for such corporate purposes as our Board may from time to time determines, and by filing a certificate pursuant to applicable law of the State of Delaware to establish from time to time for each such series the number of shares to be included in each such series and to fix the designations, powers, rights and preferences of the shares of each such series, and the qualifications, limitations and restrictions thereof to the fullest extent permitted by the Certificate of Incorporation and the laws of the State of Delaware, including, without limitation, voting rights (if any), dividend rights, dissolution rights, conversion rights, exchange rights and redemption rights thereof.

Series A Preferred Stock

Holders of our Series A preferred stock are entitled to the number of votes per share equal to 2,000 shares of common stock. Holders of our Series A preferred stock are entitled to receive a cumulative dividend on each share of Series A preferred stock issued and outstanding at the rate of twelve percent (12%) per annum on the Aggregate Stated Value (as defined in the Certificate of Designation and Restatement of Rights, Preferences and restrictions of Series A preferred stock, the “Series A Certificate of Designation”) then in effect, payable quarterly on January 1, April 1, July 1 and October 1. Such dividend is payable in cash but may be paid in shares of common stock in our sole discretion if the shares of common stock are listed on a national securities exchange. In the event of any liquidation, dissolution or winding up of our company, whether voluntary or involuntary, holders of our Series A preferred stock are entitled to receive, prior and in preference to any distribution of any of our assets to the holders of common stock by reason of their ownership thereof, for each share held, an amount equal to the Stated Value (as defined in the Series A Certificate of Designation), plus unpaid dividends, if any. The Series A preferred stock is convertible, at the option of the holder thereof, into such number of fully paid and nonassessable shares of common stock as is determined by dividing the Aggregate Stated Value (initially $10.00 per share, subject to adjustment as set forth in the currently effective Series A Certificate of Designation) by the Conversion Price (as defined in the Series A Certificate of Designation), in effect on the date the certificate is surrendered for conversion, initially set at $0.25. Each share of Series A preferred stock is redeemable at the option of the holder for the payment of cash by us to the holder equal to the Aggregate Stated Value of the shares that the holder elects to redeem. The Series A preferred stock is entitled to certain protective provisions and we may not take certain actions without the written consent of at least a majority of the Series A preferred stock, including, without limitation, amend, alter or repeal any provision of the Series A Certificate of Designation to change the rights of the Series A preferred stock, create or authorize additional class or series of stock senior to the Series A preferred stock or create, authorize the creation of, issue or authorize the issuance of, any debt security which is convertible into or exchangeable for any equity security, if such equity security ranks senior to the Series A preferred stock as to dividends or liquidation rights.

On January 1, 2022, the Company granted an officer 7,722 shares Series A preferred stock for settlement of $77,216 in compensation under his employment agreement for services provided through March 31, 2022.

On March 31, 2022, we issued 3,409 shares of our Series A preferred stock to Scott D. Kaufman, our former co-Chief Executive Officer, for settlement of $34,090 of compensation payable to Mr. Kaufman under his employment agreement from January 1, 2022 through March 31, 2022. In addition, on March 31, 2022 we issued 4,941 shares of our Series A preferred stock to Paul L. Kessler, our Executive Chairman, for settlement of $49,410 of compensation payable to Mr. Kessler under his employment agreement from January 1, 2022 through March 31, 2022.

On June 30, 2022, we issued 5,361 shares of our Series A preferred stock to Scott D. Kaufman, our former co-Chief Executive Officer, for settlement of $53,610 of compensation payable to Mr. Kaufman under his employment agreement from April 1, 2022 through June 30, 2022. In addition, on June 30, 2022 we issued 4,941 shares of our Series A preferred stock to Paul L. Kessler, our Executive Chairman, for settlement of $49,410 of compensation payable to Mr. Kessler under his employment agreement from April 1, 2022 through June 30, 2022.

On September 30, 2022, we issued: 902 shares of our Series A preferred stock to Scott D. Kaufman, our former co-Chief Executive Officer, for settlement of $9,020 of compensation payable to Mr. Kaufman under his employment agreement from July 1, 2022 through July 8, 2022; 2,958 shares of our Series A preferred stock to Paul L. Kessler, our Executive Chairman, for settlement of $29,580 of compensation payable to Mr. Kessler under his employment agreement from July 1, 2022 through September 30, 2022; 8,333 shares of our Series A preferred stock to John D. Maatta, our Chief Executive Officer, for settlement of $83,333 of compensation payable to Mr. Maatta under his employment agreement from May 1, 2022 through September 30, 2022; and 3,426 shares of our Series A preferred stock to Scott Sheikh, our Chief Operating Officer and General Counsel, for settlement of $34,260 of compensation payable to Mr. Sheikh under his employment agreement from July 16, 2022 through September 30, 2022.

On December 31, 2022, we issued: 3,792 shares of our Series A preferred stock to Paul L. Kessler, our Executive Chairman, for settlement of $37,920 of compensation payable to Mr. Kessler under his employment agreement from October 1, 2022 through December 31, 2022; 5,000 shares of our Series A preferred stock to John D. Maatta, our Chief Executive Officer, for settlement of $50,000 of compensation payable to Mr. Maatta under his employment agreement from October 1, 2022 through December 31, 2022; 4,110 shares of our Series A preferred stock to Scott Sheikh, our Chief Operating Officer and General Counsel, for settlement of $41,110 of compensation payable to Mr. Sheikh under his employment agreement from October 1, 2022 through December 31, 2022, and 685 shares of our Series A preferred stock to Alan Urban, our former Chief Financial Officer, for settlement of $6,850 of compensation payable to Mr. Urban under his employment agreement from October 1, 2022 through December 31, 2022.

During the year ended December 31, 2022 and 2021, 23,423 and 8,750 shares of Series A preferred stock were converted into 1,338,456 and 500,000 shares of common stock, respectively.

As of December 31, 2022, there were 256,117 shares of Series A preferred stock outstanding resulting in Series A preferred stock with a stated value of $2,567,170 and convertible into 14,635,257 shares of common stock, using a conversion price of $0.175.

On March 1, 2021, we issued shares of our Series A preferred stock as follows: 8,500 shares to Mr. Maatta in satisfaction of an aggregate of $85,546 due and owing to Mr. Maatta under his Separation Agreement; 22,500 shares to Bristol Capital, LLC in satisfaction of $225,000 due and owing to Bristol Capital, LLC for additional consulting services rendered by Mr. Kessler from July 1, 2020 through April 1, 2021; and 8,300 shares to Scott D. Kaufman, our Chief Executive Officer, in satisfaction of $83,332 of compensation payable to Mr. Kaufman under his Employment Agreement from November 24, 2020 through March 31, 2021.

On June 30, 2021, we issued 6,249 shares of our Series A preferred stock to Scott D. Kaufman, our Chief Executive Officer, for settlement of $62,490 of compensation payable to Mr. Kaufman under his employment agreement from April 1, 2021 through June 30, 2021.

On September 30, 2021, we issued 6,249 shares of our Series A preferred stock to Scott D. Kaufman, our Chief Executive Officer, for settlement of $62,490 of compensation payable to Mr. Kaufman under his employment agreement from July 1, 2021 through September 30, 2021.

On December 31, 2021, we issued 6,250 shares of our Series A preferred stock to Scott D. Kaufman, our Chief Executive Officer, for settlement of $62,500 of compensation payable to Mr. Kaufman under his employment agreement from October 1, 2021 through December 31, 2021. In addition, on December 31, 2021 we issued 673 shares of our Series A preferred stock to Paul L. Kessler, our Executive Chairman, for settlement of $6,730 of compensation payable to Mr. Kessler under his employment agreement from December 23, 2021 through December 31, 2021.

Series B Preferred Stock

Holders of our Series B preferred stock have no voting rights. Holders of our Series B preferred stock are entitled to receive a cumulative dividend on each share of Series B preferred stock issued and outstanding at the rate of five percent (5%) per annum, in cash or at the holder’s option, in fully paid and non-assessable shares of Series B preferred stock, at the Dividend Conversion Rate (as defined in the Series B Certificate of Designation). Such dividends are payable quarterly on January 1, April 1, July 1 and October 1. In the event of any liquidation, dissolution or winding up of our company, whether voluntary or involuntary, holders of our Series B preferred stock are entitled to receive, prior and in preference to any distribution of any of our assets to the holders of Common Stock and Common Stock Equivalents (as defined in the Series B Certificate of Designation, and which includes the Series A preferred stock and the Series C preferred stock) by reason of their ownership thereof, for each share held an amount equal to the Stated Value (as defined in the Series B Certificate of Designation), plus unpaid dividends or liquidated damages, if any. The Series B preferred stock is convertible, at the option of the holder thereof, into such number of fully paid and nonassessable shares of Common Stock as is determined by dividing the Stated Value, currently $1,080 as amended, by the Series B Conversion Price, subject to a minimum of $1.00, but not to exceed $1.50, subject to further adjustment in the event that the Company, subject to certain exemptions, disposes of or issues any Common Stock or securities convertible into, exercisable, or exchangeable for Common Stock for no consideration or for consideration less than the applicable Series B Conversion Price in effect immediately prior to such issuance. We are entitled to redeem some or all of the outstanding shares of Series B preferred stock for cash in an amount equal to the Optional Redemption Amount (as defined in the Series B Certificate of Designation). The Series B preferred stock is entitled to certain protective provisions and we may not take certain actions without the written consent of at least fifty one percent (51%) in Stated Value of the outstanding shares of the Series B preferred stock, including, without limitation, amend, alter or repeal any provision of the Series B Certificate of Incorporation or the Bylaws that materially and adversely affects the rights of the Series B preferred stock, pay cash dividends or distributions on Junior Securities (as defined in the Series B Certificate of Designation), or repay, repurchase or offer to repay, or otherwise acquire more than a de minimis number of shares of Common Stock, Common Stock Equivalents (as defined in the Series B Certificate of Designation) or Junior Securities. Shares of common stock issuable upon the conversion of Series B preferred stock are subject to a 9.99% beneficial ownership limitation.

From March 2021 through December 2021, we consummated the transactions contemplated by the securities purchase agreement with Leviston Resources LLC, pursuant to which, we generated net cash proceeds of $4,378,995, and issued in a private placement: (i) 5,000 shares of Series B preferred stock, convertible by dividing the stated value, currently $1,080, as amended, by the Series B conversion price; and (ii) a warrant to acquire 5,000 shares of the Series B preferred stock at an exercise price of $1,000 per share of Series B preferred stock, which became exercisable immediately upon issuance and which expires on March 26, 2023; and (iii) a warrant to acquire 5,000 shares of the Series B preferred stock at an exercise price of $1,000 per share of Series B preferred stock, which became exercisable immediately upon issuance and which expires on March 26, 2024. The Series B preferred stock issuable upon exercise of the Series B preferred stock warrants are automatically convertible into shares of common stock at the Series B conversion price.

In late-August and early-September 2022, the Company and holders of Series B and Series C preferred stock entered into Support Agreements. Pursuant to the Support Agreements, the holders of Series B and Series C preferred stock agreed to use its reasonable best efforts to cooperate with the Company in connection with the Merger. The Support Agreements amend the conversion price of the Series B and Series C preferred stock to $0.50, amends the exercise price of all outstanding warrants held by Series B and Series C Preferred Stockholders to $0.50 per common share, and provides for the conversion of the Series B and Series C preferred stock into shares of the Company’s common stock immediately prior to the closing of the Merger.

During the years ended December 31, 2022 and 2021, 2,472 and 1,280 shares of Series B preferred stock had been converted into 1,962,448 and 948,646 shares of common stock, respectively.

As of December 31, 2022, there were 1,439 shares of Series B preferred stock outstanding resulting in Series B preferred stock with a stated value of $1,554,120, and convertible into 3,108,240 shares of common stock, using a conversion price of $0.50.

Series C Preferred Stock

Holders of our Series C preferred stock have no voting rights. Holders of our Series C preferred stock are entitled to receive dividends on Series C preferred stock equal (on an as-if-converted-to-Common-Stock basis) to any dividends paid on common stock. In the event of any liquidation, dissolution or winding up of our company, whether voluntary or involuntary, holders of our Series C preferred stock are entitled to receive, prior and in preference to any distribution of any of our assets to the holders of common stock and Common Stock Equivalents (as defined in the Certificate of Designation) by reason of their ownership thereof, for each share held an amount equal to the Stated Value (as defined in the Certificate of Designation), plus fees, if any. The Series C preferred stock is convertible, at the option of the holder thereof, into such number of fully paid and nonassessable shares of common stock as is determined by dividing the Stated Value, currently $1,111, by the Series C Conversion Price, subject to further adjustment in the event that the Company, subject to certain exemptions, disposes of or issues any common stock or securities convertible into, exercisable, or exchangeable for Common Stock for no consideration or for consideration less than the applicable Series C Conversion Price in effect immediately prior to such issuance. We are entitled to redeem some or all of the outstanding shares of Series C preferred stock for cash in an amount equal to the Optional Redemption Amount (as defined in the Certificate of Designation). The Series C preferred stock is entitled to certain protective provisions and, without the written consent of at least 50.1% in Stated Value of the outstanding shares of the Series C preferred stock, we may not (or permit any of our subsidiaries to) enter into, create, incur, assume, guarantee or suffer to exist any indebtedness, other than Permitted Indebtedness (as defined in the Certificate of Designation). Shares of common stock issuable upon the conversion of Series C preferred stock are subject to a 4.99% beneficial ownership limitation, which may increase to 9.99% upon notice to the Company.

On March 29, 2022, the Company offered 16 warrant holders replacement warrants with an exercise price of $1.50 per common share, in exchange for any warrants exercised at this time at the exercise price of $ 1.50 per common share. The issuance of replacement warrants has the effect of resetting the conversion price of all outstanding shares of Series C preferred stock to $1.50 per common share and resetting the exercise price of all outstanding warrants to $1.50 per common share in instances where those conversion and exercise prices are above $1.50.

On July 7, 2022, 250 shares of Series C preferred stock were converted into 185,167 shares of common stock.

In late-August and early-September 2022, the Company and holders of Series B and Series C preferred stock entered into Support Agreements. Pursuant to the Support Agreements, the holders of Series B and Series C preferred stock agreed to use its reasonable best efforts to cooperate with the Company in connection with the Merger. The Support Agreements amend the conversion price of the Series B and Series C preferred stock to $0.50, amends the exercise price of all outstanding warrants held by Series B and Series C Preferred Stockholders to $0.50 per common share, and provides for the conversion of the Series B and Series C preferred stock into shares of the Company’s common stock immediately prior to the closing of the Merger.

As of December 31, 2022, there were 7,630 shares of Series C preferred stock outstanding resulting in Series C preferred stock with a stated value of $8,476,930, and convertible into 16,953,860 shares of common stock, using a conversion price of $0.50.

During December 2021, we consummated the transactions contemplated by the securities purchase agreement with the investors party thereto, pursuant to which we generated net cash proceeds of $7,733,601, and issued in the Private Placement: (i) 7,880 shares of Series C preferred stock, convertible by dividing the stated value, currently $1,111, by the Series C Conversion Price; and (ii) warrants to acquire 1,750,936 shares of Common Stock at an exercise price of $2.50 per share, which became exercisable immediately upon issuance and with a term of 5 years; and (iii) warrants to acquire 1,750,936 shares of Common Stock at an exercise price of $2.75 per share, which became exercisable immediately upon issuance and with a term of 5 years.